Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2012
Trading Symbol	ALIM
Entity Registrant Name	ALIMERA SCIENCES INC
Entity Central Index Key	0001267602
Entity Filer Category	Non-accelerated Filer